Loan to third parties	12 Months Ended
Apr. 30, 2025
Loan To Third Parties
Loan to third parties
5	Loan to third parties

	As of April 30,
	2024	2025	2025
	S$	S$	US$
Loan to third parties	1,530,982	1,623,608	1,243,684
Allowance for impairment of loan	-	(1,223,608)	(937,284)
	1,530,982	400,000	306,400

On 19th January 2024, the Company provided a loan to PT Neura Integrasi Solusi, a technology company providing pathology related software solutions. The loan bears an interest at a rate of 1% per annum, with a maturity date of 36 months and is due on demand. The purpose of the loan was to provide working capital for our Indonesian partner in the expansion of our business. For the year ending April 30, 2025, the Company loaned a total of S$153,305 (US$114,000) to PT Neura Integrasi Solusi while repayment made by PT Neura Integrasi Solusi was S$60,680 (US$45,000), giving rise to a balance of S$1,623,608 (US$1,243,684) as at April 30, 2025.

The carrying amount of the loan as of April 30, 2025 has been partially impaired by S$1,223,608 (US$937,284), with S$400,000 (US$306,400) as the carrying amount after impairment. As of August 2025, the Company has reached an agreement with PT Neura Integrasi Solusi where the first repayment of S$400,000 will happen in September 2025, expecting to make a total repayment of S$1,000,000 by December 31, 2025. The borrower of the loan, PT Neura Integrasi Solusi is neither affiliated with the Company nor the shareholders of the Company.